Income Taxes (Schedule Of Tax Credit Carry Forward) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign Country [Member] Minimum [Member]	Dec. 31, 2012 Foreign Country [Member] Maximum [Member]	Dec. 31, 2012 Research and development [Member] Minimum [Member]	Dec. 31, 2012 Research and development [Member] Maximum [Member]	Dec. 31, 2012 Other general business [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Illinois State Tax Credit Carryforward [Member]	Dec. 31, 2012 Illinois State Tax Credit Carryforward [Member] Minimum [Member]	Dec. 31, 2012 Illinois State Tax Credit Carryforward [Member] Maximum [Member]	Dec. 31, 2012 California U.S. Federal And State Tax Credit Carryforwards
Tax Credit Carryforward [Line Items]
Foreign tax credits								$ 2,380
Research and development tax credits								4,024
Other general business tax credits								197
Alternative Minimum tax credits								728
State tax credits									1,562
Total U.S.Federal tax credits	$ 9,226	$ 6,372										$ 335
Tax credit carryforward, expiration dates			Dec. 31, 2015	Dec. 31, 2023	Dec. 31, 2013	Dec. 31, 2032	Dec. 31, 2032			Dec. 31, 2015	Dec. 31, 2017